UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08012
Investment Company Act File Number
Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 71.5%

	Principal
	Amount
Security	(000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
3.108%, with maturity at 2035(1)	$12,592		$13,119,682
3.239%, with maturity at 2034(1)	2,784		2,917,568
5.00%, with various maturities to 2018	7,513		8,041,352
5.50%, with various maturities to 2032	14,018		15,109,711
6.00%, with various maturities to 2035	14,751		16,220,345
6.50%, with various maturities to 2033	34,838		38,671,706
6.87%, with maturity at 2024	250		282,750
7.00%, with various maturities to 2035	28,819		32,245,403
7.09%, with maturity at 2023	903		1,030,746
7.25%, with maturity at 2022	1,406		1,610,730
7.31%, with maturity at 2027	333		385,095
7.50%, with various maturities to 2035	22,783		26,252,164
7.63%, with maturity at 2019	488		551,995
7.75%, with maturity at 2018	24		26,377
7.78%, with maturity at 2022	172		199,694
7.85%, with maturity at 2020	324		358,984
8.00%, with various maturities to 2028	12,110		13,771,056
8.13%, with maturity at 2019	851		976,207
8.15%, with various maturities to 2021	286		329,088
8.25%, with maturity at 2017	98		111,217
8.50%, with various maturities to 2031	7,436		8,726,258
8.75%, with maturity at 2016	12		13,100
9.00%, with various maturities to 2027	8,201		9,383,569
9.25%, with maturity at 2017	82		94,390
9.50%, with various maturities to 2026	2,409		2,829,088
9.75%, with maturity at 2018	2		2,580
10.50%, with maturity at 2020	756		896,061
11.00%, with maturity at 2015	25		28,097
15.00%, with maturity at 2011	0	(2)	50

			$194,185,063

Federal National Mortgage Association:
2.821%, with maturity at 2026(1)	$1,052		$1,093,437
2.829%, with maturity at 2022(1)	2,192		2,261,039
2.867%, with maturity at 2022(1)	2,355		2,421,275
2.904%, with various maturities to 2035(1)	33,168		34,684,193
2.913%, with various maturities to 2035(1)	6,498		6,758,799
2.923%, with maturity at 2031(1)	3,752		3,862,773
3.121%, with maturity at 2037(1)	6,620		6,961,562
3.193%, with maturity at 2040(1)	2,015		2,117,601
3.261%, with maturity at 2036(1)	2,187		2,294,602
3.66%, with maturity at 2036(1)	2,649		2,752,378
3.69%, with maturity at 2034(1)	8,259		8,867,392
3.855%, with maturity at 2035(1)	10,342		11,137,445
3.923%, with maturity at 2034(1)	8,010		8,629,166
4.00%, with maturity at 2014	369		377,594
4.025%, with maturity at 2036(1)	753		784,826
4.106%, with maturity at 2021(1)	2,037		2,124,669
4.447%, with maturity at 2036(1)	32,266		34,917,844
4.50%, with various maturities to 2018	31,144		32,941,558
4.596%, with maturity at 2035(1)	10,703		11,582,640
4.902%, with maturity at 2034(1)	29,231		31,633,351
5.00%, with various maturities to 2027	16,792		17,958,964
5.50%, with various maturities to 2030	38,604		41,643,510

	Principal
	Amount
Security	(000’s omitted)	Value
6.00%, with various maturities to 2033	$17,843	$19,501,581
6.497%, with maturity at 2025(3)	353	392,489
6.50%, with various maturities to 2033	56,037	62,398,457
7.00%, with various maturities to 2036	86,626	98,036,567
7.25%, with maturity at 2023	34	36,295
7.50%, with various maturities to 2032	12,365	14,205,838
7.874%, with maturity at 2030(3)	36	41,309
7.875%, with maturity at 2021	934	1,084,824
8.00%, with various maturities to 2032	17,275	19,907,248
8.25%, with maturity at 2025	360	422,753
8.33%, with maturity at 2020	904	1,050,350
8.50%, with various maturities to 2032	9,259	10,957,500
8.518%, with maturity at 2021(3)	117	138,070
9.00%, with various maturities to 2030	1,205	1,395,731
9.50%, with various maturities to 2030	2,595	3,076,911
9.604%, with maturity at 2025(3)	40	46,445
9.75%, with maturity at 2019	23	26,427
9.833%, with maturity at 2020(3)	67	76,467
9.921%, with maturity at 2021(3)	109	126,003
9.934%, with maturity at 2021(3)	76	91,537
10.00%, with maturity at 2012	2	2,475
10.024%, with maturity at 2023(3)	89	103,426
10.102%, with maturity at 2021(3)	55	64,668
10.421%, with maturity at 2025(3)	45	51,181
11.00%, with maturity at 2020	696	792,706
11.071%, with maturity at 2025(3)	22	25,310
11.382%, with maturity at 2019(3)	91	102,083
11.50%, with maturity at 2012	1	1,221
11.754%, with maturity at 2018(3)	93	103,445
12.262%, with maturity at 2021(3)	29	31,425
12.70%, with maturity at 2015(3)	89	101,053

		$502,198,413

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$732	$760,521
6.50%, with various maturities to 2032	4,842	5,461,190
7.00%, with various maturities to 2034	40,165	45,777,532
7.25%, with maturity at 2022	33	37,976
7.50%, with various maturities to 2025	6,274	7,161,107
8.00%, with various maturities to 2027	11,719	13,506,400
8.25%, with maturity at 2019	161	183,625
8.30%, with maturity at 2020	45	51,922
8.50%, with various maturities to 2018	1,928	2,176,952
9.00%, with various maturities to 2027	7,292	8,844,786
9.50%, with various maturities to 2026	4,791	5,778,306

		$89,740,317

Total Mortgage Pass-Throughs (identified cost $747,908,996)		$786,123,793

Collateralized Mortgage Obligations — 5.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$285	$308,161
Series 1822, Class Z, 6.90%, 3/15/26	1,570	1,613,179
Series 1829, Class ZB, 6.50%, 3/15/26	748	825,952
Series 1896, Class Z, 6.00%, 9/15/26	857	871,524

	Principal
	Amount
Security	(000’s omitted)	Value
Series 2075, Class PH, 6.50%, 8/15/28	$409	$441,926
Series 2091, Class ZC, 6.00%, 11/15/28	1,742	1,906,483
Series 2102, Class Z, 6.00%, 12/15/28	443	480,257
Series 2115, Class K, 6.00%, 1/15/29	2,645	2,782,418
Series 2142, Class Z, 6.50%, 4/15/29	908	988,600
Series 2245, Class A, 8.00%, 8/15/27	10,237	11,792,436

		$22,010,936

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$376	$432,912
Series G92-44, Class ZQ, 8.00%, 7/25/22	402	449,412
Series G93-36, Class ZQ, 6.50%, 12/25/23	13,797	15,330,891
Series 1993-16, Class Z, 7.50%, 2/25/23	512	585,181
Series 1993-39, Class Z, 7.50%, 4/25/23	1,289	1,470,121
Series 1993-45, Class Z, 7.00%, 4/25/23	1,678	1,883,861
Series 1993-149, Class M, 7.00%, 8/25/23	611	685,561
Series 1993-178, Class PK, 6.50%, 9/25/23	1,235	1,374,482
Series 1993-250, Class Z, 7.00%, 12/25/23	312	337,579
Series 1994-40, Class Z, 6.50%, 3/25/24	1,256	1,393,606
Series 1994-42, Class K, 6.50%, 4/25/24	5,568	6,191,016
Series 1994-82, Class Z, 8.00%, 5/25/24	2,021	2,337,729
Series 1997-81, Class PD, 6.35%, 12/18/27	775	863,265
Series 2000-49, Class A, 8.00%, 3/18/27	1,117	1,305,204
Series 2001-81, Class HE, 6.50%, 1/25/32	3,297	3,671,705
Series 2002-1, Class G, 7.00%, 7/25/23	812	911,250

		$39,223,775

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$686	$763,795

Total Collateralized Mortgage Obligations (identified cost $58,244,959)		$61,998,506

U.S. Government Agency Obligations — 17.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,609,760
5.77%, 1/5/27	5,000	5,677,375

		$11,287,135

Federal Home Loan Bank:
4.125%, 12/13/19	$25,000	$25,796,550
4.125%, 3/13/20	26,460	27,373,849
4.75%, 3/10/23	4,500	4,840,574
5.365%, 9/9/24	6,445	7,167,291
5.375%, 8/15/24	14,700	16,372,213
5.625%, 6/11/21	17,000	19,347,428
5.75%, 6/12/26	2,720	3,125,802

		$104,023,707

United States Agency for International Development - Israel:
0.00%, 2/15/18	$10,101	$8,118,073
0.00%, 3/15/18	8,061	6,451,694
0.00%, 5/1/18	11,420	9,079,323
0.00%, 5/1/20	2,200	1,556,262

	Principal
	Amount
Security	(000’s omitted)	Value
5.50%, 9/18/23	$26,850	$30,635,635
5.50%, 4/26/24	16,015	18,178,819

		$74,019,806

Total U.S. Government Agency Obligations (identified cost $184,643,469)		$189,330,648

U.S. Treasury Obligations — 4.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 1.00%, 7/15/13	$45,000	$45,284,715
U.S. Treasury Bond, 7.125%, 2/15/23(4)	6,000	7,992,186

Total U.S. Treasury Obligations (identified cost $51,303,487)		$53,276,901

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(5)	$5,189	$5,189,353

Total Short-Term Investments (identified cost $5,189,353)		$5,189,353

Total Investments — 99.7% (identified cost $1,047,290,264)		$1,095,919,201

Other Assets, Less Liabilities — 0.3%		$2,950,862

Net Assets — 100.0%		$1,098,870,063

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $8,305.

A summary of open financial instruments at January 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	400 U.S. 2-Year Treasury Note	Short	$(87,788,036)	$(87,675,000)	$113,036
3/11	500 U.S. 5-Year Treasury Note	Short	(60,007,813)	(59,207,032)	800,781
3/11	300 U.S. 10-Year Treasury Note	Short	(37,373,438)	(36,239,063)	1,134,375
3/11	120 U.S. 30-Year Treasury Bond	Short	(15,247,500)	(14,475,000)	772,500
3/11	40 U.S. Ultra Long Treasury Bond	Short	(5,225,000)	(4,926,250)	298,750

					$3,119,442

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $3,119,442.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,057,682,571

Gross unrealized appreciation	$39,471,757
Gross unrealized depreciation	(1,235,127)

Net unrealized appreciation	$38,236,630

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$786,123,793	$—	$786,123,793
Collateralized Mortgage Obligations	—	61,998,506	—	61,998,506
U.S. Government Agency Obligations	—	189,330,648	—	189,330,648
U.S. Treasury Obligations	—	53,276,901	—	53,276,901
Short-Term Investments	—	5,189,353	—	5,189,353

Total Investments	$—	$1,095,919,201	$—	$1,095,919,201

Futures Contracts	3,119,442	—	—	3,119,442

Total	$3,119,442	$1,095,919,201	$—	$1,099,038,643

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio
By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011